RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per financial statements	$ 333,633,688	$ 318,801,950
Less certain deemed distributions of participant loans	(7,217)	0
Net assets available for benefits per Form 5500	$ 333,626,471	$ 318,801,950